RENTAL DEPOSIT (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RENTAL DEPOSIT (Details Narrative)
Rental deposits	$ 268,226	$ 264,910
Tenancy period	5 years